Acquisition	12 Months Ended
Dec. 31, 2015
Acquisition
Acquisition

3.Acquisition

a)Acquisition of Ningjin Songgong

M.SETEK Co., Ltd (“M.SETEK”), one of the largest suppliers located in Japan, failed to make majority of scheduled delivery since March 2011, and the Group elected to claim the outstanding prepayment from M.SETEK pursuant to the contract. In order to settle the prepayments, the Group reached a settlement agreement with M.SETEK on March 8, 2012 that M.SETEK used its dividend distribution from Ningjing Songgong, its 65%-owned subsidiary located in PRC, to repay part of the prepayments amounting to RMB 69,500, and also transfer its 65% equity interests in Ningjin to the Group.

The share transfer agreement was formally signed on July 23, 2012 and the transaction was subject to approval by relevant government. Considering a continued decrease in selling price of solar products and recession of solar industry, in the year ended December 31, 2012, an impairment provision of RMB 96,517 was provided against prepayment made to M. SETEK, as the fair value of the equity interest in Ningjin Songgong based on discounted future cash flows analysis exceeds the equity interest transfer price, which was based on the fair value of equity interest in Ningjing Songgong at the time of settlement in March 2012.

On January 29, 2013, M.SETEK transferred its 65% equity interest in Ningjin Songgong to the Group upon obtaining relevant government approval for a total consideration of RMB 150,483, which was settled by the existing prepayment balance to M.SETEK.. The group started consolidating Ningjing Songgong effective February 1, 2013 and recognized the non-controlling interest related to the transaction.

Purchase price allocation

The total purchase price was allocated to Ningjin Songgong’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Ningjin Songgong’s business.

As of January 31, 2013(1)
RMB
Assets acquired:
Cash and cash equivalents	45,109
Accounts receivable	138,516
Short term prepayment	18,221
Inventory	75,473
Other current assets	34,702
Long term prepayment	18,826
Property, plant and equipment, net (2)	69,785

Total assets acquired	400,632

Liabilities
Short-term borrowings	24,100
Accounts payable	45,822
Other payables	57,376
Payroll and welfare payable	41,244
Accrued expenses	578

Total liabilities assumed	169,120

Total fair value of net assets	231,512

Less: Non-controlling interest	81,029

Fair value of purchase consideration	150,483

(1)

The acquisition was completed on January 29, 2013. Considering the nominal financial impact of the two days from January 30 to January 31, 2013, we used January 31, 2013 as the acquisition date and the fair value assessment was made based on the financial information as of January 31, 2013.

(2)	The fair value of property, plant and equipment was recognized and measured at fair value using discounted future cash flow method. Accumulated depreciation was not carried forward.

Ningjin Songgong contributed net revenues of RMB 158,179 and net loss of RMB 5,178 from February 1, through December 31, 2013. The following table summarizes unaudited pro forma results of operations for the years ended December 31, 2012 and 2013, as if the acquisition of Ningjin Songgong had occurred on January 1, 2012, and after giving effect to acquisition accounting adjustments.

Year ended
December 31, 2013
RMB
(Unaudited)
Pro forma revenue	7,197,985
Pro forma net loss	(425,155)
Pro forma loss attributable to holders of common shares	(428,005)
Pro forma loss per share:
Basic	(2.13)
Diluted	(2.13)
Weighted average number of shares used in computation:
Basic	201,317,884
Diluted	201,317,884

The unaudited pro forma consolidated results of operations is for illustrative purpose only and do not purport to be indicative of the results that would have been achieved if the above acquisition had actually taken place on January 1, 2012, and may not be indicative of future operating results. The unaudited pro forma net loss includes RMB 17,236 for the reduction of depreciation expenses of property, plant and equipment the year ended December 31, 2013.

b)Acquisition of JA MEMC

In June 2014, the Group acquired additional 50% equity interests in JA MEMC (Yangzhou) Technology Co., Ltd. (“JA MEMC”) held by a joint venture partner for a consideration of RMB 47.4 million (USD 7.7 million) in cash.  The Group previously owned 50% equity interest in JA MEMC and accounted for its investment in JA MEMC using equity method of accounting since 2011. (refer to Note 4). The transaction is assessed as business combination and was completed on June 18, 2014, the date on which JA obtained control of JA MEMC.

Upon completion, JA MEMC became a wholly-owned subsidiary of the Group. As a result of the acquisition, revaluation gain of RMB 3,652 was recognized in income from equity method investments, representing the difference of the fair value of previously held 50% equity and the then carrying amount of that investment. In addition, a negative goodwill of RMB 4,628 was recognized and recorded as other income, reflecting the excess of the fair value of the identified net assets of the acquiree and the consideration transferred. Immediately after the acquisition, JA MEMC transferred all of its assets and liabilities to JA Yangzhou and was dissolved in December, 2014. The Group fully consolidated JA MEMC after the completion of the equity transfer until its dissolution.

Purchase price allocation

The total purchase price was allocated to JA MEMC’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of JA MEMC’s business.

As of June 24, 2014
RMB
Assets acquired:
Cash and cash equivalents	8,426
Other current assets	13,260
Property, plant and equipment, net (1)	83,025

Total assets acquired	104,711

Liabilities
Accounts payable	697
Other liabilities	2

Total liabilities assumed	699

Total fair value of net assets	104,012

(1)	The fair value of property, plant and equipment was recognized and measured at fair value using discounted future cash flow method. Accumulated depreciation was not carried forward.

JA MEMC contributed revenues of RMB 40,996 or 0.4% of total revenue from June 24, 2014 through December 31, 2014.